As filed with the Securities and Exchange Commission on March 11, 2019

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22397

IronBridge Funds, Inc.
(Exact name of registrant as specified in charter)

One Parkview Plaza Suite 700 Oakbrook Terrace, Illinois			60181
(Address of principal executive offices)			(Zip code)

Walter H. Clark One Parkview Plaza, Suite 700 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(630) 684-8300

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2018

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

December 31, 2018

IronBridge Small Cap Fund

IronBridge SMID Cap Fund

IronBridge Large Cap Fund

Beginning in February 2021 for the Funds, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you invest through a financial intermediary, you may elect to receive shareholder reports and other communications electronically from the Funds by contacting your financial intermediary (such as a broker-dealer or bank). If you invest directly with the Funds, you will receive shareholder reports electronically beginning in February 2021.

You may elect to receive all future shareholder reports in paper free of charge. You can request to continue receiving paper copies of your shareholder reports by contacting your financial intermediary or, if you invest directly with a Fund, calling 1-877-861-7714 to let the Fund know of your request. Your election to receive shareholder reports in paper will apply to all funds held with IronBridge Funds, Inc.

IRONBRIDGE FUNDS December 31, 2018

Table of Contents

PRESIDENT'S LETTER (UNAUDITED)	2
REPORT FROM RMB CAPITAL MANAGEMENT LLC (UNAUDITED)	4
EXPENSE EXAMPLE (UNAUDITED)	7
PORTFOLIO INVESTMENT RETURNS (UNAUDITED)	9
SCHEDULES OF INVESTMENTS
Small Cap Fund	12
SMID Cap Fund	15
Large Cap Fund	18
STATEMENTS OF ASSETS AND LIABILITIES	20
STATEMENTS OF OPERATIONS	22
STATEMENTS OF CHANGES IN NET ASSETS	24
FINANCIAL HIGHLIGHTS	26
NOTES TO FINANCIAL STATEMENTS	29
ADDITIONAL INFORMATION (UNAUDITED)	35
PRIVACY NOTICE	37

P/1

PRESIDENT'S LETTER (Unaudited)

Dear Fellow Shareholders

We are pleased to report on the progress of the IronBridge Funds over the past six months ending December 31, 2018. The Russell 1000 Index, a proxy for large-capitalization stocks, decreased -7.42% over the past six months, while small-capitalization stocks were down -17.35% as measured by the Russell 2000® Index.

Fund Results

For the six-month period ending December 31, 2018, the Funds generated the following net (i.e., after fee) returns:

The IronBridge Small Cap Fund returned -13.27% versus the -17.35% return for the Russell 2000® Index.

The IronBridge SMID Cap Fund returned -13.21% versus the -14.66% return for the Russell 2500TM Index.

The IronBridge Large Cap Fund returned -4.22% versus the -7.42% return for the Russell 1000® Index.

Outlook

As we enter 2019, the two biggest risks to the downside are 1) The Federal Reserve ("the Fed") goes too far with monetary tightening, and 2) President Trump goes too far with tariffs and trade wars. Both risks negatively impact the pricing equation and therefore valuations.

In the pricing equation, as it relates to the discount rate — where the Fed is in the driver's seat — the Fed is raising rates while squeezing liquidity through quantitative tightening. We anticipated market volatility in October 2018 as our liquidity monitor showed that markets would shift from positive-to-neutral liquidity conditions during the month. The markets are telling the Fed they are tightening too quickly. If they do not slow down, we believe the risks to the downside are pretty significant but would likely be short lived. Today's market may reflect the 1987 bear market, where liquidity rather than the economy drove a rapid downward adjustment to stock prices. The 1987 bear market only lasted 46 days, compared to the average bear market, which lasts about 500 days. The current small-cap bear market is around 100 days. As it relates to the numerator of the equation, or net cash receipts — where the economy is in the driver's seat — a positive resolution to the China trade war is critical. With the European and Asian economies already weakening, a trade war is the last thing the world economy needs and could put those economies into recession, dragging down the U.S. economy with them.

If both of these risks play out, the downside is significant, and the bear market has probably already started for large caps as well. While possible, we do not believe these risks are probable. Instead, we believe self-interest may prevail. A more likely scenario is that the recent weakness in global markets is signaling to the Fed and President Trump that the current policies are dangerous and need to be modified. We think Jerome Powell is smart and may adapt to a more dovish wait-and-see, take-it-slow stance, perhaps even pause policy approach vs. the current pace of rapidly unwinding nine years of quantitative easing on autopilot and possibly overshooting on rates. President Trump is more of a wildcard, but at the end of the day, we think he knows the harm a trade war would bring, which includes an increased risk of recession

P/2

PRESIDENT'S LETTER (continued)

and a longer/deeper bear market, where the blame would fall on him — particularly if the Fed accommodates markets. Small caps have fallen over 20% from their peak, so we are more bullish today given valuations, and we see significant upside, especially if Mr. Powell and Mr. Trump act in ways that serve their own best interests. As this drama plays out, we are prepared to actively manage the Funds in order to provide great long-term, risk-adjusted returns for our investors.

Thank you for your continued confidence in the IronBridge Funds

Walter Clark

President

IronBridge Funds, Inc

P/3

Report from RMB Capital Management, LLC (Unaudited)

Dear Shareholder:

The IronBridge Small Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small-market capitalizations. The objective is relative to, and measured against, the Russell 2000® Index.

The IronBridge SMID Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with small- and mid-market capitalizations. The objective is relative to, and measured against, the Russell 2500TM Index.

The IronBridge Large Cap Fund strives to achieve capital appreciation by investing in a diversified portfolio of equity securities of companies with large-market capitalizations. The objective is relative to, and measured against, the Russell 1000® Index.

Performance Review

IronBridge Small Cap Fund

For the six-month period ending December 31, 2018, the IronBridge Small Cap Fund outperformed the benchmark, returning -13.27% (net of fees), compared with the Russell 2000® Index return of -17.35% for the same period.

Stock selection was strong in most sectors, including Consumer Discretionary, Financials, Industrials, Health Care, Materials, Real Estate, and Consumer Staples. Five of those sectors attributed more than +50 basis points, with Consumer Discretionary leading the way, adding +1.5% to relative performance. Stock selection was weaker in the Information Technology sector, but a positive relative weight to the sector provided some value given it was one of the top three performing sectors in the index during the period. An underweight to Utilities and Communication Services detracted from relative performance despite outperforming in Utilities. The Fund had no exposure to Communication Services during the period.

IronBridge SMID Cap Fund

For the six-month period ending December 31, 2018, the IronBridge SMID Cap Fund outperformed the benchmark, returning -13.21% (net of fees), compared with the Russell 2500TM Index return of -14.66% for the same period.

Stock selection was strong in the Industrials, Energy, Consumer Discretionary, Real Estate, and Health Care sectors. Industrials led the way, adding +1.0% to relative performance. Stock selection was weaker in the Information Technology sector, but a positive relative weight to the sector provided some value given it was the second-best performing sector in the index during the period. The Fund had no exposure to Communication Services during the period, which detracted modestly from relative performance.

IronBridge Large Cap Fund

For the six-month period ending December 31, 2018, the IronBridge Large Cap Fund outperformed the benchmark, returning -4.22% (net of fees), compared with the Russell 1000® Index return of -7.42% for the same period.

P/4

Report from RMB Capital Management, LLC (continued)

Stock selection was strong in most sectors, including Materials, Information Technology, Real Estate, Consumer Discretionary, Industrials, and Financials. Five of those sectors attributed more than +50 basis points, with Materials leading the way, adding +0.7% to relative performance. Stock selection was weaker in the Energy sector. Despite outperformance in Utilities and Consumer Staples, being underweight those sectors detracted from relative performance for the period. The Fund had no exposure to Communication Services, which attributed positive relative performance.

Portfolio Outlook

As we enter 2019, the two biggest risks to the downside are 1) The Federal Reserve ("the Fed") goes too far with monetary tightening, and 2) President Trump goes too far with tariffs and trade wars. Both risks negatively impact the pricing equation and therefore valuations.

In the pricing equation, as it relates to the discount rate — where the Fed is in the driver's seat — the Fed is raising rates while squeezing liquidity through quantitative tightening. We anticipated market volatility in October 2018 as our liquidity monitor showed that markets would shift from positive-to-neutral liquidity conditions during the month. The markets are telling the Fed they are tightening too quickly. If they do not slow down, we believe the risks to the downside are pretty significant but would likely be short lived. Today's market may reflect the 1987 bear market, where liquidity rather than the economy drove a rapid downward adjustment to stock prices. The 1987 bear market only lasted 46 days, compared to the average bear market, which lasts about 500 days. The current small-cap bear market is around 100 days. As it relates to the numerator, or net cash receipts — where the economy is in the driver's seat — a positive resolution to the China trade war is critical. With the European and Asian economies already weakening, a trade war is the last thing the world economy needs and could put those economies into recession, dragging down the U.S. economy with them.

If both of these risks play out, the downside is significant, and the bear market has probably already started for large caps as well. While possible, we do not believe these risks are probable. Instead, we believe self-interest may prevail. A more likely scenario is that the recent weakness in global markets is signaling to the Fed and President Trump that the current policies are dangerous and need to be modified. We think Jerome Powell is smart and may adapt to a more dovish wait-and-see, take-it-slow stance, perhaps even pause policy approach vs. the current pace of rapidly unwinding nine years of quantitative easing on autopilot and possibly overshooting on rates. President Trump is more of a wildcard, but at the end of the day, we think he knows the harm a trade war would bring, which includes an increased risk of recession and a longer/deeper bear market, where the blame would fall on him — particularly if the Fed accommodates markets. Small caps have fallen over 20% from their peak, so we are more bullish today given valuations, and we see significant upside, especially if Mr. Powell and Mr. Trump act in ways that serve their own best interests. As this drama plays out, we are prepared to actively manage the Funds in order to provide great long-term, risk-adjusted returns for our investors.

Thank you for your continued confidence in the IronBridge Funds

Past performance is not a guarantee of future results.

P/5

Report from RMB Capital Management, LLC (continued)

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Diversification does not assure a profit nor protect against loss in a declining market.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. The Funds may invest in small and medium capitalization companies which are often more volatile, less liquid and more susceptible to market pressures than securities of larger issuers. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. The Funds may invest in American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs) that represent interests in foreign securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on the total market capitalization.

The Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index.

The Russell 2500TM Index measures the performance of the 2,500 smallest companies in the Russell 3000® Index.

The Russell Midcap® Index measures the performance of the smallest 800 companies in the Russell 1000® Index.

You cannot invest directly in an index.

IronBridge Funds, Inc. are distributed by Quasar Distributors, LLC

P/6

Expense Example (Unaudited)

IronBridge Funds

December 31, 2018

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other fund expenses. Although the Funds charge no sales loads, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds' transfer agent. If you request that a redemption be made by wire transfer, currently the Funds' transfer agent charges a $15.00 fee.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/18 — 12/31/18).

Actual Expenses

The first line of the table on the following page for each Fund provides information about actual account values and actual expenses. The Example includes management fees, registration fees, fee waivers/reimbursements and other expenses. However, the Example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each Fund provides information about hypothetical account values and hypothetical expenses based on each of the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each of the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

P/7

IRONBRIDGE FUNDS	BEGINNING ACCOUNT VALUE 7/1/2018	ENDING ACCOUNT VALUE 12/31/2018	ANNUALIZED EXPENSE RATIO*	EXPENSES PAID DURING THE PERIOD*
IronBridge Small Cap Fund
Actual Fund Return	$1,000.00	$867.30	1.10%	$5.18
Hypothetical 5% Return	$1,000.00	$1,019.66	1.10%	$5.60
IronBridge SMID Cap Fund
Actual Fund Return	$1,000.00	$867.90	0.95%	$4.47
Hypothetical 5% Return	$1,000.00	$1,020.42	0.95%	$4.84
IronBridge Large Cap Fund
Actual Fund Return	$1,000.00	$957.80	0.80%	$3.95
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08

* Expenses are equal to each Fund's annualized expense ratio indicated above, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

P/8

PORTFOLIO INVESTMENT RETURNS (Unaudited)

IronBridge Small Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/18	Fund	Index
Six Months	-13.27%	-17.35%
One Year	-4.97	-11.01
Five Year Average Annual	4.43	4.41
Ten Year Average Annual	10.72	11.97
Since Commencement Average Annual*	9.70	9.32

*8/30/02 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 12/31/08. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to June 24, 2017, IronBridge Capital Management, L.P. served as adviser to the Fund. Effective June 24, 2017, RMB Capital Management, LLC became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of Fund shares.

P/9

PORTFOLIO INVESTMENT RETURNS (Unaudited)

IronBridge SMID Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/18	Fund	Index
Six Months	-13.21%	-14.66%
One Year	-4.89	-10.00
Five Year Average Annual	4.52	5.15
Ten Year Average Annual	11.04	13.15
Since Commencement Average Annual*	6.71	7.55

*12/31/04 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 12/31/08. Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to June 24, 2017, IronBridge Capital Management, L.P. served as adviser to the Fund. Effective June 24, 2017 RMB Capital Management, LLC became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in the index is not possible.

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of Fund shares.

P/10

PORTFOLIO INVESTMENT RETURNS (Unaudited)

IronBridge Large Cap Fund

HYPOTHETICAL COMPARISON OF CHANGE IN VALUE OF $100,000

(Assumes reinvestment of dividends and capital gains and does not guarantee performance)

PORTFOLIO TOTAL RETURN**

For Period Ended 12/31/18	Fund	Index
Six Months	-4.22%	-7.42%
One Year	-1.25	-4.78
Five Year Average Annual	7.87	8.21
Since Commencement Average Annual*	10.16	11.10

*3/30/12 commencement of operations.

This chart assumes an initial gross investment of $100,000 made on 3/30/12 (commencement of operations). Returns shown include the reinvestment of all distributions. Past performance is not predictive of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. In the absence of existing fee waivers, total return would be reduced. Prior to June 24, 2017 IronBridge Capital Management, L.P. served as adviser to the Fund. Effective June 24, 2017 RMB Capital Management, LLC became adviser to the Fund. To receive current to the most recent month-end performance, please call 1-877-861-7714.

The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities. A direct investment in an index is not possible

**The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions of Fund shares

P/11

SCHEDULE OF INVESTMENTS

IronBridge Small Cap Fund

December 31, 2018 (Unaudited)

COMMON STOCKS - 98.5%

	Number of Shares	Value
AEROSPACE & DEFENSE - 2.4%
Curtiss-Wright Corp.	9,150	$934,398
Teledyne Technologies, Inc. (a)	6,363	1,317,586
		2,251,984
AUTO COMPONENTS - 0.5%
Visteon Corp. (a)	8,056	485,616
BANKS - 13.9%
Columbia Banking System, Inc.	27,458	996,451
Cullen/Frost Bankers, Inc.	18,445	1,622,053
CVB Financial Corp.	106,691	2,158,359
Investors Bancorp, Inc.	106,359	1,106,133
PacWest Bancorp	42,160	1,403,085
Seacoast Banking Corp. of Florida (a)	78,256	2,036,221
TriCo Bancshares	60,240	2,035,510
Webster Financial Corp.	38,892	1,916,987
		13,274,799
BIOTECHNOLOGY - 4.7%
Bluebird Bio, Inc. (a)	5,493	544,905
Ionis Pharmaceuticals, Inc. (a)	8,528	461,024
Neurocrine Biosciences, Inc. (a)	3,592	256,505
Repligen Corp. (a)	31,217	1,646,384
Sage Therapeutics, Inc. (a)	4,435	424,829
Seattle Genetics, Inc. (a)	10,454	592,324
Spark Therapeutics, Inc. (a)	6,487	253,901
Ultragenyx Pharmaceutical, Inc. (a)	7,740	336,535
		4,516,407
CAPITAL MARKETS - 1.0%
Stifel Financial Corp.	23,344	966,908
CHEMICALS - 0.4%
Sensient Technologies Corp.	7,335	409,660
	Number of Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 1.1%
Brink's Co. (The)	16,857	$1,089,805
CONSTRUCTION & ENGINEERING - 1.1%
Valmont Industries, Inc.	9,108	1,010,533
CONTAINERS & PACKAGING - 1.5%
AptarGroup, Inc.	15,266	1,436,073
DISTRIBUTORS - 2.5%
Pool Corp.	16,258	2,416,752
DIVERSIFIED CONSUMER SERVICES - 3.7%
Bright Horizons Family Solutions, Inc. (a)	24,218	2,699,096
Grand Canyon Education, Inc. (a)	9,038	868,913
		3,568,009
ELECTRICAL EQUIPMENT - 1.1%
EnerSys, Inc.	13,325	1,034,153
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.9%
Littelfuse, Inc.	4,852	832,021
EQUITY REAL ESTATE INVESTMENT - 6.8%
Acadia Realty Trust	61,139	1,452,663
CatchMark Timber Trust, Inc. - Class A	116,296	825,701
EastGroup Properties, Inc.	22,473	2,061,448
Equity Commonwealth	72,067	2,162,731
		6,502,543
FOOD PRODUCTS - 1.3%
J&J Snack Foods Corp.	8,344	1,206,459
GAS UTILITIES - 2.1%
UGI Corp.	38,585	2,058,510
HEALTH CARE EQUIPMENT & SUPPLIES - 4.9%
Cantel Medical Corp.	16,974	1,263,714
Neogen Corp. (a)	18,025	1,027,425
West Pharmaceutical Services, Inc.	24,019	2,354,583
		4,645,722

P/12

SCHEDULE OF INVESTMENTS (continued)

IronBridge Small Cap Fund

December 31, 2018 (Unaudited)

	Number of Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.0%
HealthEquity, Inc. (a)	16,033	$956,368
HEALTH CARE TECHNOLOGY - 3.0%
Medidata Solutions, Inc. (a)	23,314	1,571,830
Omnicell, Inc. (a)	21,011	1,286,714
		2,858,544
HOTELS, RESTAURANTS & LEISURE - 2.7%
Vail Resorts, Inc.	12,281	2,589,080
INFORMATION TECHNOLOGY SERVICES - 2.6%
Jack Henry & Associates, Inc.	19,487	2,465,495
INSURANCE - 5.5%
American Financial Group, Inc.	33,070	2,993,827
Argo Group International Holdings Ltd.	33,342	2,242,250
		5,236,077
LIFE SCIENCES TOOLS & SERVICES - 1.4%
NeoGenomics, Inc. (a)	103,542	1,305,665
MACHINERY - 6.2%
IDEX Corp.	15,183	1,917,006
ITT, Inc.	31,423	1,516,788
Kadant, Inc.	14,708	1,198,114
Lincoln Electric Holdings, Inc.	17,006	1,340,923
		5,972,831
METALS & MINING - 1.3%
Carpenter Technology Corp.	35,503	1,264,262
MORTGAGE REAL ESTATE INVESTMENT - 1.8%
Redwood Trust, Inc.	113,229	1,706,361
OIL, GAS & CONSUMABLE FUELS - 1.5%
Centennial Resource Development, Inc. - Class A (a)	66,911	737,359
WPX Energy, Inc. (a)	62,443	708,728
		1,446,087
	Number of Shares	Value
PHARMACEUTICALS - 1.7%
Amneal Pharmaceuticals, Inc. (a)	36,345	$491,748
Catalent, Inc. (a)	34,868	1,087,184
		1,578,932
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 3.3%
Cypress Semiconductor Corp.	79,223	1,007,716
MKS Instruments, Inc.	9,373	605,589
Monolithic Power Systems, Inc.	12,944	1,504,740
		3,118,045
SOFTWARE - 11.7%
CommVault Systems, Inc. (a)	20,303	1,199,704
Digimarc Corp. (a)	19,487	282,562
Fair Isaac Corp. (a)	14,271	2,668,677
Guidewire Software, Inc. (a)	22,683	1,819,857
Proofpoint, Inc. (a)	12,972	1,087,183
PTC, Inc. (a)	29,187	2,419,602
Tyler Technologies, Inc. (a)	9,318	1,731,471
		11,209,056
SPECIALTY RETAIL - 1.5%
Monro Muffler Brake, Inc.	20,841	1,432,819
TEXTILES, APPAREL & LUXURY GOODS - 3.4%
Columbia Sportswear Co.	20,334	1,709,886
Wolverine World Wide, Inc.	47,592	1,517,709
		3,227,595
TOTAL COMMON STOCKS
(Cost $67,835,866)		$94,073,171

The accompanying notes are an integral part of these financial statements.
P/13

SCHEDULE OF INVESTMENTS (continued)

IronBridge Small Cap Fund

December 31, 2018 (Unaudited)

SHORT-TERM INVESTMENTS - 1.1%
	Number of Shares	Value
MONEY MARKET - 1.1%
First American Government Obligations Fund, Class X - 2.36% (b)	1,024,374	$1,024,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,024,374)		$1,024,374
TOTAL INVESTMENTS - 99.6%
(Cost $68,860,240)		$95,097,545
Other Assets in Excess of Liabilities - 0.4%		428,539
TOTAL NET ASSETS - 100.0%		$95,526,084

(a) Non-Income Producing.

(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

PORTFOLIO DIVERSIFICATION

December 31, 2018

Sectors	Percentage
Financials	22.2%
Information Technology	18.5%
Health Care	16.6%
Consumer Discretionary	14.4%
Industrials	11.9%
Real Estate	6.8%
Materials	3.2%
Utilities	2.1%
Energy	1.5%
Consumer Staples	1.3%
TOTAL COMMON STOCKS	98.5%
TOTAL SHORT-TERM INVESTMENTS	1.1%
TOTAL INVESTMENTS	99.6%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.4%
TOTAL NET ASSETS	100.0%

P/14

SCHEDULE OF INVESTMENTS

IronBridge SMID Cap Fund

December 31, 2018 (Unaudited)

COMMON STOCKS - 98.9%

	Number of Shares	Value
AEROSPACE & DEFENSE - 3.0%
HEICO Corp.	32,494	$2,517,635
Teledyne Technologies, Inc. (a)	11,102	2,298,891
		4,816,526
AUTO COMPONENTS - 0.8%
Visteon Corp. (a)	21,034	1,267,930
BANKS - 7.5%
Cullen/Frost Bankers, Inc.	23,110	2,032,293
First Republic Bank	34,585	3,005,436
Pinnacle Financial Partners, Inc.	40,017	1,844,784
SVB Financial Group (a)	9,935	1,886,855
Webster Financial Corp.	64,988	3,203,259
		11,972,627
BIOTECHNOLOGY - 5.1%
Bluebird Bio, Inc. (a)	7,599	753,821
Exact Sciences Corp. (a)	13,909	877,658
Ionis Pharmaceuticals, Inc. (a)	18,395	994,434
Neurocrine Biosciences, Inc. (a)	16,143	1,152,772
Repligen Corp. (a)	44,919	2,369,028
Sage Therapeutics, Inc. (a)	5,702	546,195
Seattle Genetics, Inc. (a)	14,108	799,359
Ultragenyx Pharmaceutical, Inc. (a)	13,974	607,589
		8,100,856
CAPITAL MARKETS - 1.6%
MarketAxess Holdings, Inc.	6,970	1,472,831
Stifel Financial Corp.	24,923	1,032,310
		2,505,141
CHEMICALS - 1.6%
RPM International, Inc.	42,605	2,504,322
	Number of Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 3.7%
Brink's Co. (The)	29,533	$1,909,308
Copart, Inc. (a)	83,306	3,980,361
		5,889,669
CONSTRUCTION MATERIALS - 1.0%
Eagle Materials, Inc.	27,414	1,673,076
CONTAINERS & PACKAGING - 1.4%
Avery Dennison Corp.	25,557	2,295,785
DIVERSIFIED CONSUMER SERVICES - 3.0%
Bright Horizons Family Solutions, Inc. (a)	43,480	4,845,846
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.3%
Littelfuse, Inc.	10,560	1,810,829
Trimble, Inc. (a)	54,560	1,795,569
		3,606,398
EQUITY REAL ESTATE INVESTMENT - 9.0%
Acadia Realty Trust	75,246	1,787,845
Alexander & Baldwin, Inc.	86,196	1,584,283
Alexandria Real Estate Equities, Inc.	28,976	3,339,194
CyrusOne, Inc.	46,250	2,445,700
EastGroup Properties, Inc.	21,708	1,991,275
Equity Commonwealth	110,335	3,311,153
		14,459,450
GAS UTILITIES - 1.7%
UGI Corp.	52,075	2,778,201
HEALTH CARE EQUIPMENT & SUPPLIES - 9.6%
ABIOMED, Inc. (a)	8,863	2,880,830
Cantel Medical Corp.	29,640	2,206,698
IDEXX Laboratories, Inc. (a)	15,015	2,793,090
Teleflex, Inc.	14,153	3,658,267
West Pharmaceutical Services, Inc.	39,316	3,854,148
		15,393,033

The accompanying notes are an integral part of these financial statements.
P/15

SCHEDULE OF INVESTMENTS (continued)

IronBridge SMID Cap Fund

December 31, 2018 (Unaudited)

	Number of Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 0.9%
HealthEquity, Inc. (a)	24,666	$1,471,327
HEALTH CARE TECHNOLOGY - 1.4%
Medidata Solutions, Inc. (a)	34,085	2,298,011
HOTELS, RESTAURANTS & LEISURE - 2.5%
Vail Resorts, Inc.	18,580	3,917,036
HOUSEHOLD DURABLES - 0.8%
NVR, Inc. (a)	537	1,308,664
INDUSTRIAL CONGLOMERATES - 1.5%
Carlisle Cos., Inc.	23,264	2,338,497
INFORMATION TECHNOLOGY SERVICES - 4.5%
Black Knight, Inc. (a)	18,766	845,596
Gartner, Inc. (a)	21,200	2,710,208
Jack Henry & Associates, Inc.	28,946	3,662,248
		7,218,052
INSURANCE - 5.2%
American Financial Group, Inc.	48,392	4,380,928
Markel Corp. (a)	3,802	3,946,666
		8,327,594
MACHINERY - 6.5%
Graco, Inc.	54,541	2,282,541
IDEX Corp.	32,324	4,081,228
ITT, Inc.	43,311	2,090,622
Snap-on, Inc.	13,142	1,909,401
		10,363,792
METALS & MINING - 1.1%
Steel Dynamics, Inc.	60,275	1,810,661
MORTGAGE REAL ESTATE INVESTMENT - 0.7%
Redwood Trust, Inc.	73,390	1,105,987
MULTILINE RETAIL - 1.9%
Nordstrom, Inc.	66,182	3,084,743
MULTI-UTILITIES - 1.8%
CMS Energy Corp.	58,980	2,928,357
	Number of Shares	Value
OIL, GAS & CONSUMABLE FUELS - 2.8%
Diamondback Energy, Inc.	25,997	$2,409,922
WPX Energy, Inc. (a)	179,824	2,041,002
		4,450,924
PHARMACEUTICALS - 0.9%
Catalent, Inc. (a)	47,983	1,496,110
ROAD & RAIL - 1.7%
Old Dominion Freight Line, Inc.	22,437	2,770,745
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.7%
Cypress Semiconductor Corp.	110,983	1,411,704
MKS Instruments, Inc.	14,175	915,847
Monolithic Power Systems, Inc.	17,109	1,988,921
		4,316,472
SOFTWARE - 9.4%
CommVault Systems, Inc. (a)	25,077	1,481,800
Fair Isaac Corp. (a)	21,005	3,927,935
Guidewire Software, Inc. (a)	19,833	1,591,201
Proofpoint, Inc. (a)	19,927	1,670,082
PTC, Inc. (a)	39,974	3,313,845
Tyler Technologies, Inc. (a)	16,734	3,109,512
		15,094,375
TEXTILES, APPAREL & LUXURY GOODS - 1.3%
Wolverine World Wide, Inc.	64,782	2,065,898
TOTAL COMMON STOCKS
(Cost $117,721,670)		$158,476,105

P/16

SCHEDULE OF INVESTMENTS (continued)

IronBridge SMID Cap Fund

December 31, 2018 (Unaudited)

SHORT-TERM INVESTMENTS - 1.1%
	Number of Shares	Value
MONEY MARKET - 1.1%
First American Government Obligations Fund, Class X - 2.36% (b)	1,675,538	$1,675,538
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,675,538)		$1,675,538
TOTAL INVESTMENTS - 100.0%
(Cost $119,397,208)		$160,151,643
Other Assets in Excess of Liabilities - 0.0%		45,440
TOTAL NET ASSETS - 100.0%		$160,197,083

(a) Non-Income Producing.

(b) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

PORTFOLIO DIVERSIFICATION

December 31, 2018

Sectors	Percentage
Information Technology	18.9%
Health Care	17.9%
Industrials	16.3%
Financials	14.9%
Consumer Discretionary	10.3%
Real Estate	9.0%
Materials	5.2%
Utilities	3.6%
Energy	2.8%
TOTAL COMMON STOCKS	98.9%
TOTAL SHORT-TERM INVESTMENTS	1.1%
TOTAL INVESTMENTS	100.0%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0%
TOTAL NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.
P/17

SCHEDULE OF INVESTMENTS

IronBridge Large Cap Fund

December 31, 2018 (Unaudited)

COMMON STOCKS - 98.1%

	Number of Shares	Value
BANKS - 3.7%
Citigroup, Inc.	10,911	$568,027
M&T Bank Corp.	3,992	571,375
		1,139,402
BEVERAGES - 3.3%
Diageo PLC - ADR	7,250	1,028,050
BIOTECHNOLOGY - 2.6%
Amgen, Inc.	4,058	789,971
CAPITAL MARKETS - 7.0%
CME Group, Inc.	6,010	1,130,601
Morgan Stanley	26,373	1,045,690
		2,176,291
CHEMICALS - 3.0%
Ecolab, Inc.	6,365	937,883
COMMERCIAL SERVICES & SUPPLIES - 2.7%
Ritchie Bros Auctioneers, Inc.	25,217	825,100
COMMUNICATIONS EQUIPMENT - 2.3%
Cisco Systems, Inc.	16,155	699,996
CONTAINERS & PACKAGING - 2.4%
Avery Dennison Corp.	8,309	746,397
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.1%
Amphenol Corp. - Class A	10,897	882,875
CDW Corp.	8,670	702,703
		1,585,578
EQUITY REAL ESTATE INVESTMENT - 4.0%
American Tower Corp.	7,880	1,246,537
HEALTH CARE EQUIPMENT & SUPPLIES - 6.2%
Becton, Dickinson & Co.	4,505	1,015,067
Danaher Corp.	8,734	900,650
		1,915,717
HEALTH CARE PROVIDERS & SERVICES - 3.4%
UnitedHealth Group, Inc.	4,150	1,033,848
	Number of Shares	Value
HOTELS, RESTAURANTS & LEISURE - 5.1%
Starbucks Corp.	13,835	$890,974
Vail Resorts, Inc.	3,291	693,809
		1,584,783
INFORMATION TECHNOLOGY SERVICES - 8.5%
Accenture PLC - Class A	7,210	1,016,682
Jack Henry & Associates, Inc.	6,525	825,543
Visa, Inc. - Class A	5,880	775,807
		2,618,032
INSURANCE - 2.6%
American Financial Group, Inc.	8,776	794,491
MACHINERY - 6.8%
Illinois Tool Works, Inc.	9,025	1,143,377
Snap-on, Inc.	6,475	940,753
		2,084,130
MULTILINE RETAIL - 1.0%
Nordstrom, Inc.	6,830	318,346
OIL, GAS & CONSUMABLE FUELS - 4.1%
EOG Resources, Inc.	5,982	521,690
Occidental Petroleum Corp.	12,366	759,025
		1,280,715
PHARMACEUTICALS - 4.6%
Johnson & Johnson	11,074	1,429,100
ROAD & RAIL - 3.4%
Union Pacific Corp.	7,560	1,045,019
SEMICONDUCTOR & SEMICONDUCTOR EQUIPMENT - 2.0%
Analog Devices, Inc.	7,090	608,535
SOFTWARE - 5.3%
Microsoft Corp.	16,040	1,629,183
SPECIALTY RETAIL - 3.4%
The Home Depot, Inc.	6,064	1,041,916

P/18

SCHEDULE OF INVESTMENTS (continued)

IronBridge Large Cap Fund

December 31, 2018 (Unaudited)

	Number of Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.4%
Apple, Inc.	6,620	$1,044,239
TRADING COMPANIES & DISTRIBUTORS - 2.2%
Watsco, Inc.	4,973	691,943
TOTAL COMMON STOCKS
(Cost $26,425,586)		$30,295,202
SHORT-TERM INVESTMENTS - 1.8%
	Number of Shares	Value
MONEY MARKET - 1.8%
First American Government Obligations Fund, Class X - 2.36% (a)	560,033	560,033
TOTAL SHORT-TERM INVESTMENTS
(Cost $560,033)		$560,033
TOTAL INVESTMENTS - 99.9%
(Cost $26,985,619)		$30,855,235
Other Assets in Excess of Liabilities - 0.1%		29,536
TOTAL NET ASSETS - 100.0%		$30,884,771

ADR: American Depositary Receipt

(a) Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

PORTFOLIO DIVERSIFICATION

December 31, 2018

Sectors	Percentage
Information Technology	26.5%
Health Care	16.7%
Industrials	15.1%
Financials	13.3%
Consumer Discretionary	9.5%
Materials	5.5%
Energy	4.2%
Real Estate	4.0%
Consumer Staples	3.3%
TOTAL COMMON STOCKS	98.1%
TOTAL SHORT-TERM INVESTMENTS	1.8%
TOTAL INVESTMENTS	99.9%
OTHER ASSETS IN EXCESS OF LIABILITIES	0.1%
TOTAL NET ASSETS	100.0%

The accompanying notes are an integral part of these financial statements.
P/19

Statement of Assets and Liabilities

IronBridge Funds, Inc.

December 31, 2018 (Unaudited)

	SMALL CAP FUND	SMID CAP FUND
ASSETS:
Investments at cost	$68,860,240	$119,397,208
Investments at value	$95,097,545	$160,151,643
Receivables
Interest and dividends	97,963	166,421
Fund shares sold	445,453	21,384
Prepaid expenses	23,879	21,249
Total Assets	95,664,840	160,360,697
LIABILITIES:
Payables
Due to adviser	64,807	101,088
Fund shares redeemed	1,868	6,014
Accrued expenses
Audit fees	28,968	24,998
Fund administration and accounting fees	10,597	10,733
Other expenses	32,516	20,781
Total Liabilities	138,756	163,614
Net Assets	$95,526,084	$160,197,083
CAPITAL STOCK, $0.01 PAR VALUE
Authorized	75,000,000	150,000,000
Issued and outstanding	8,398,670	17,044,302
Net Asset Value, Redemption Price and Offering Price Per Share	$11.37	$9.40
NET ASSETS CONSIST OF:
Paid In Capital	$85,322,505	$125,473,971
Total Distributable Earnings	10,203,579	34,723,112
Net Assets	$95,526,084	$160,197,083

P/20

LARGE CAP FUND
ASSETS:
Investments at cost	$26,985,619
Investments at value	$30,855,235
Receivables
Interest and dividends	50,209
Fund shares sold	—
Prepaid expenses	9,671
Total Assets	30,915,115
LIABILITIES:
Payables
Due to adviser	975
Fund shares redeemed	—
Accrued expenses
Audit fees	16,680
Fund administration and accounting fees	9,689
Other expenses	3,000
Total Liabilities	30,344
Net Assets	$30,884,771
CAPITAL STOCK, $0.01 PAR VALUE
Authorized	50,000,000
Issued and outstanding	2,565,399
Net Asset Value, Redemption Price and Offering Price Per Share	$12.04
NET ASSETS CONSIST OF:
Paid In Capital	$26,380,700
Total Distributable Earnings	4,504,071
Net Assets	$30,884,771

The accompanying notes are an integral part of these financial statements.
P/21

Statements of Operations

IronBridge Funds, Inc.

For the Six Months Ended December 31, 2018 (Unaudited)

	SMALL CAP FUND	SMID CAP FUND
INVESTMENT INCOME:
Dividend income	$1,017,619	$1,192,930
Interest income	19,506	53,333
Total investment income	1,037,125	1,246,263
EXPENSES:
Investment advisory fees	665,662	813,804
Fund administration and accounting fees	30,939	30,212
Audit fees	21,217	17,248
Directors' fees and related expenses	20,152	24,102
Legal fees	19,879	27,614
Federal and state registration fees	12,358	12,071
Reports to shareholders	11,460	7,260
Shareholder servicing fees	5,108	15,348
Custody fees	3,662	5,354
Other	16,722	27,195
Total expenses before waiver and reimbursement	807,159	980,208
Waiver and reimbursement of expenses by adviser	(74,931)	(70,662)
Net expenses	732,228	909,546
Net Investment Income	304,897	336,717
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	10,012,256	(1,275,001)
Change in net unrealized appreciation/depreciation on:
Investments	(25,925,238)	(23,955,086)
Net Realized and Unrealized Loss on Investments	(15,912,982)	(25,230,087)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(15,608,085)	$(24,893,370)

(1)  Net of foreign taxes withheld of $1,127.

P/22

LARGE CAP FUND
INVESTMENT INCOME:
Dividend income	$329,311 (1)
Interest income	9,780
Total investment income	339,091
EXPENSES:
Investment advisory fees	109,443
Fund administration and accounting fees	29,123
Audit fees	11,430
Directors' fees and related expenses	11,776
Legal fees	13,385
Federal and state registration fees	11,518
Reports to shareholders	965
Shareholder servicing fees	4,787
Custody fees	1,175
Other	7,241
Total expenses before waiver and reimbursement	200,843
Waiver and reimbursement of expenses by adviser	(66,144)
Net expenses	134,699
Net Investment Income	204,392
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on:
Investments	372,882
Change in net unrealized appreciation/depreciation on:
Investments	(1,912,507)
Net Realized and Unrealized Loss on Investments	(1,539,625)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,335,233)

The accompanying notes are an integral part of these financial statements.
P/23

Statement of Changes in Net Assets

IronBridge Funds, Inc.

	SMALL CAP FUND			SMID CAP FUND
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018		Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
OPERATIONS:
Net investment income	$304,897	$1,250,455		$336,717	$1,441,694
Net realized gain/(loss) on:
Investments	10,012,256	33,825,932		(1,275,001)	46,319,409
In-kind redemptions	—	23,194,681		—	—
Change in unrealized appreciation/depreciation on:
Investments	(25,925,238)	(23,767,124)		(23,955,086)	(6,821,152)
Net increase/(decrease) in net assets resulting from operations	(15,608,085)	34,503,944		(24,893,370)	40,939,951
NET DISTRIBUTIONS TO SHAREHOLDERS	(32,279,822)	(48,818,803	)(1)	(21,935,430)	(36,461,509	)(1)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares	11,539,084	11,110,290		10,040,267	13,310,130
Net proceeds from reinvestment of distributions	27,431,100	44,415,511		20,627,666	34,606,613
Cost of shares redeemed	(43,400,684)	(188,767,328)		(17,180,319)	(169,735,938)
Net increase/(decrease) in net assets resulting from capital shares transactions	(4,430,500)	(133,241,527)		13,487,614	(121,819,195)
Total Decrease in Net Assets	(52,318,407)	(147,556,386)		(33,341,186)	(117,340,753)
NET ASSETS:
Beginning of period	147,844,491	295,400,877		193,538,269	310,879,022
End of period	$95,526,084	$147,844,491	(2)	$160,197,083	$193,538,269	(2)
TRANSACTIONS IN SHARES:
Shares sold	691,607	609,620		845,050	1,115,777
Shares issued to holders in reinvestment of distributions	2,287,831	2,569,235		2,098,440	3,004,998
Shares redeemed	(2,463,227)	(10,574,812)		(1,441,509)	(14,235,680)
Net increase/(decrease) in shares outstanding	516,211	(7,395,957)		1,501,981	(10,114,905)

(1)  Includes net investment income distributions of $1,345,643, $1,518,429, and $313,855, respectively, and net realized gain distributions of $47,473,160, $34,943,080, and $1,794,142, respectively. See Note 2.

(2)  Includes accumulated undistributed net investment income of $0, $0, and $178,004, respectively.
See Note 2.

P/24

	LARGE CAP FUND
	Six Months Ended December 31, 2018 (Unaudited)	Year Ended June 30, 2018
OPERATIONS:
Net investment income	$204,392	$332,158
Net realized gain/(loss) on:
Investments	372,882	5,494,852
In-kind redemptions	—	—
Change in unrealized appreciation/depreciation on:
Investments	(1,912,507)	(1,511,141)
Net increase/(decrease) in net assets resulting from operations	(1,335,233)	4,315,869
NET DISTRIBUTIONS TO SHAREHOLDERS	(5,255,617)	(2,107,997	)(1)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares	404,552	1,925,364
Net proceeds from reinvestment of distributions	4,896,942	1,893,827
Cost of shares redeemed	(583,898)	(9,807,843)
Net increase/(decrease) in net assets resulting from capital shares transactions	4,717,596	(5,988,652)
Total Decrease in Net Assets	(1,873,254)	(3,780,780)
NET ASSETS:
Beginning of period	32,758,025	36,538,805
End of period	$30,884,771	$32,758,025	(2)
TRANSACTIONS IN SHARES:
Shares sold	30,760	133,753
Shares issued to holders in reinvestment of distributions	385,890	133,277
Shares redeemed	(38,232)	(678,394)
Net increase/(decrease) in shares outstanding	378,418	(411,364)

The accompanying notes are an integral part of these financial statements.
P/25

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE SMALL CAP FUND

	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Period	$18.76		$19.33	$17.91	$19.97	$22.96	$19.72
Income (loss) from investment operations:
Net investment income	0.04		0.08	0.03	0.03	—	0.00 (1)
Net realized and unrealized gain (loss) on investments	(2.26)		3.00	2.09	(0.49)	1.33	4.18
Total Income (Loss) from Investment Operations	(2.22)		3.08	2.12	(0.46)	1.33	4.18
Less distributions:
From net investment income	—		(0.09)	(0.04)	(0.01)	—	(0.02)
From net realized gain on investments	(5.17)		(3.56)	(0.66)	(1.59)	(4.32)	(0.92)
Total Distributions	(5.17)		(3.65)	(0.70)	(1.60)	(4.32)	(0.94)
Net Asset Value, End of Period	$11.37		$18.76	$19.33	$17.91	$19.97	$22.96
Total Return	(13.27	%)(2)	17.88%	11.90%	(1.94%)	7.14%	21.50%
Supplemental data and ratios
Net assets, end of period (in thousands)	$95,526		$147,844	$295,401	$422,127	$443,004	$476,639
Ratio of expenses to average net assets
Before waivers and reimbursements	1.21	%(3)	1.16%	1.10%	1.09%	1.09%	1.09%
Net of waivers and reimbursements	1.10	%(3)	1.10%	1.10%	1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets
Before waivers and reimbursements	0.35	%(3)	0.47%	0.15%	0.19%	(0.04%)	(0.02%)
Net of waivers and reimbursements	0.46	%(3)	0.53%	0.15%	0.19%	(0.04%)	(0.02%)
Portfolio turnover rate	4	%(2)	20%	32%	31%	31%	31%

(1)  Less than one cent per share.

(2)  Not annualized.

(3)  Annualized.

P/26

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE SMID CAP FUND

	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Period	$12.45		$12.12	$12.93	$13.61	$16.31	$14.12
Income (Loss) from investment operations:
Net investment income	0.02		0.07	0.02	0.02	0.01	0.02
Net realized and unrealized gain (loss) on investments	(1.60)		1.94	1.33	0.08	0.33	2.99
Total Income (Loss) from Investment Operations	(1.58)		2.01	1.35	0.10	0.34	3.01
Less distributions:
From net investment income	—		(0.07)	(0.03)	—	(0.01)	(0.03)
From net realized gain on investments	(1.47)		(1.61)	(2.13)	(0.78)	(3.03)	(0.79)
Total Distributions	(1.47)		(1.68)	(2.16)	(0.78)	(3.04)	(0.82)
Net Asset Value, End of Period	$9.40		$12.45	$12.12	$12.93	$13.61	$16.31
Total Return	(13.21	%)(1)	18.20%	11.28%	1.07%	3.34%	21.78%
Supplemental data and ratios
Net assets, end of period (in thousands)	$160,197		$193,538	$310,879	$394,652	$725,952	$877,458
Ratio of expenses to average net assets
Before waivers and reimbursements	1.02	%(2)	1.00%	0.96%	0.99%	0.96%	0.94%
Net of waivers and reimbursements	0.95	%(2)	0.95%	0.95%	0.95%	0.95%	0.94%
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.28	%(2)	0.53%	0.11%	0.07%	0.04%	0.10%
Net of waivers and reimbursements	0.35	%(2)	0.58%	0.12%	0.11%	0.05%	0.10%
Portfolio turnover rate	8	%(1)	14%	34%	31%	37%	56%

(1)  Not annualized.

(2)  Annualized.

The accompanying notes are an integral part of these financial statements.
P/27

Financial Highlights

IronBridge Funds, Inc.

For a capital share outstanding throughout the period

IRONBRIDGE LARGE CAP FUND

	Six Months Ended December 31, 2018 (Unaudited)		Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016	Year Ended June 30, 2015	Year Ended June 30, 2014
Net Asset Value, Beginning of Period	$14.98		$14.06	$12.71	$12.79	$13.18	$11.09
Income (Loss) from investment operations:
Net investment income	0.10		0.15	0.11	0.10	0.09	0.08
Net realized and unrealized gain (loss) on investments	(0.60)		1.66	1.59	0.43	0.70	2.51
Total Income (Loss) from Investment Operations	(0.50)		1.81	1.70	0.53	0.79	2.59
Less distributions:
From net investment income	(0.18)		(0.13)	(0.10)	(0.09)	(0.08)	(0.08)
From net realized gain on investments	(2.26)		(0.76)	(0.25)	(0.52)	(1.10)	(0.42)
Total Distributions	(2.44)		(0.89)	(0.35)	(0.61)	(1.18)	(0.50)
Net Asset Value, End of Period	$12.04		$14.98	$14.06	$12.71	$12.79	$13.18
Total Return	(4.22	%)(1)	13.34%	13.58%	4.38%	6.40%	23.87%
Supplemental data and ratios
Net assets, end of period (in thousands)	$30,885		$32,758	$36,539	$27,800	$26,207	$24,601
Ratio of expenses to average net assets
Before waivers and reimbursements	1.19	%(2)	1.09%	1.11%	1.18%	1.18%	1.26%
Net of waivers and reimbursements	0.80	%(2)	0.80%	0.80%	0.80%	0.80%	0.80%
Ratio of net investment income to average net assets
Before waivers and reimbursements	0.82	%(2)	0.68%	0.55%	0.42%	0.29%	0.17%
Net of waivers and reimbursements	1.21	%(2)	0.97%	0.86%	0.80%	0.67%	0.63%
Portfolio turnover rate	19	%(1)	58%	26%	24%	27%	41%

(1)  Not annualized.

(2)  Annualized.

P/28

Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2018 (Unaudited)

(1) ORGANIZATION

IronBridge Funds, Inc. (the "Company") was incorporated on February 26, 2010 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies.

The Company consists of three series ("Funds"). RMB Capital Management, LLC ("RMB"), serves as the investment adviser to each of the Funds. Prior to June 24, 2017, IronBridge Capital Management, L.P. ("ICM") served as the investment adviser to the Funds. A summary of the Funds and their respective investment objective is included below:

Fund	Investment Objective
IronBridge Small Cap Fund	Capital appreciation
IronBridge SMID Cap Fund	Capital appreciation
IronBridge Large Cap Fund	Capital appreciation

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 "Financial Services — Investment Companies."

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

(A) Investment Valuation. Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent sale price. Shares of underlying mutual funds are valued at their respective NAVs. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain countries, market maker prices, usually the mean between the bid and ask prices, are used. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the "Board"). Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by RMB pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, and fair value estimates for foreign securities, and changes in benchmark securities indices).

Level 3 – Significant unobservable inputs (including the Funds' own assumptions in determining fair value of investments).

P/29

Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2018 (Unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' investments as of December 31, 2018.

IronBridge Small Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$94,073,171	$—	$—	$94,073,171
Total Equity	94,073,171	—	—	94,073,171
Short-Term Investments	1,024,374	—	—	1,024,374
Total Investments in Securities	$95,097,545	$—	$—	$95,097,545

IronBridge SMID Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$158,476,105	$—	$—	$158,476,105
Total Equity	158,476,105	—	—	158,476,105
Short-Term Investments	1,675,538	—	—	1,675,538
Total Investments in Securities	$160,151,643	$—	$—	$160,151,643

IronBridge Large Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stock*	$30,295,202	$—	$—	$30,295,202
Total Equity	30,295,202	—	—	30,295,202
Short-Term Investments	560,033	—	—	560,033
Total Investments in Securities	$30,855,235	$—	$—	$30,855,235

*  See Funds' Schedule of Investments for Industry classifications.

(B) Federal Income Taxes. Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Funds' financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of December 31, 2018, open Federal and state income tax years include the tax years ended June 30, 2016, June 30, 2017 and June 30, 2018. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax expense will significantly change in twelve months.

P/30

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

(C) Distributions to Shareholders. Dividends from net investment income, if any exist, are generally declared and paid at least annually for the Funds. Distributions of net realized gains, if any, are declared and paid at least annually for the Funds.

All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions paid during the six months ended December 31, 2018 and the year ended June 30, 2018 were as follows:

	Six Months Ended December 31, 2018				Year Ended June 30, 2018
	Ordinary Income	Short– Term Capital Gains	Long– Term Capital Gains	Total Distributions	Ordinary Income	Short– Term Capital Gains	Long– Term Capital Gains	Total Distributions
IronBridge Small Cap	$—	$—	$32,279,822	$32,279,822	$1,449,927	$3,344,103	$44,024,773	$48,818,803
IronBridge SMID Cap	—	4,808,485	17,126,945	21,935,430	1,499,792	3,023,642	31,938,075	36,461,509
IronBridge Large Cap	379,047	221,274	4,655,296	5,255,617	313,855	56,987	1,737,155	2,107,997

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2018.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

As of June 30, 2018, the Funds' most recent fiscal year-end, the components of accumulated earnings/losses on a tax basis were as follows:

	IronBridge Small Cap Fund	IronBridge SMID Cap Fund	IronBridge Large Cap Fund
Cost of investments	$95,954,766	$129,172,355	$26,743,570
Gross unrealized appreciation	56,296,818	68,886,918	6,739,679
Gross unrealized depreciation	(4,324,965)	(4,716,138)	(638,172)
Net unrealized appreciation/depreciation	51,971,853	64,170,780	6,101,507
Undistributed ordinary income	—	4,808,354	399,262
Undistributed long-term capital gain	24,989,092	12,572,778	4,594,152
Total distributable earnings	24,989,092	17,381,132	4,993,414
Other accumulated loss	(18,869,459)	—	—
Total accumulated earnings/(losses)	$58,091,486	$81,551,912	$11,094,921

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, and tax basis adjustments for securities contributed in-kind.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. GAAP requires that permanent differences in net investment income and realized gains and losses due to differences between financial reporting and tax reporting be reclassified between various components of net assets. These reclassifications have no effect on net assets or net asset

P/31

Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2018 (Unaudited)

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

value per share. For the year ended June 30, 2018, the following table shows the reclassifications made:

	Paid in capital	Undistributed net investment income (loss)	Accumulated net realized gain (loss)
IronBridge Small Cap	$47,494,430	$(104,284)	$(47,390,146)
IronBridge SMID Cap	16,858,134	18,637	(16,876,771)
IronBridge Large Cap	645,934	—	(645,934)

The permanent differences primarily relate to foreign currency, Real Estate Investment Trust (REIT) adjustments with differing book and tax methods, utilization of earnings and profits distributed to shareholders on redemption of shares, realized gains on redemptions in-kind not recognized for tax purposes, and tax basis adjustments for securities contributed in-kind.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually net capital gains realized during a twelve month period ending October 31 and net investment income earned during a twelve month period ending December 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year qualified late year losses. Qualified late year ordinary losses are generally losses incurred between January 1 and the end of their fiscal year, June 30, 2018. During the year ended June 30, 2018 the Funds had no capital loss carryforwards and qualified late-year ordinary losses. At June 30, 2018, the IronBridge Small Cap Fund, SMID Cap Fund, and Large Cap Fund had post-October capital losses of $18,869,459, $0, and $0, respectively.

(D) Recent Accounting Pronouncement. In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. These updates have been incorporated in the Funds' current year financial statements and have no impact on each of the Funds' net assets or results of operations.

In August 2018, the Securities and Exchange Commission (the "SEC") issued Final Rule Release No. 33-10532, Disclosure Update and Simplification, which in part amends certain disclosure requirements of Regulation S-X that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, U.S. GAAP, or changes in the information environment. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. The effective date for these disclosures is November 5, 2018. Management has adopted these amendments on the Fund's financial statements.

In August 2018, FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has adopted these amendments on the Fund's financial statements.

P/32

(2) SIGNIFICANT ACCOUNTING POLICIES — continued

(E) Indemnifications. Under the Funds' organizational documents, officers and independent directors of the Company are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

(F) Other. Investment transactions are accounted for on a trade date basis. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the specifically identified security lot sold with the net sale proceeds. Dividend income, less foreign taxes withheld, is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available to the Funds. Interest income is recognized on an accrual basis. All discounts/premiums are accreted/amortized using the effective interest method and are included in interest income.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3) INVESTMENT ADVISER AND RELATED PARTIES

The Funds have entered into an investment advisory agreement with RMB on behalf of each Fund. Fees are calculated daily and payable monthly, at annual rates set forth in the following table (expressed as a percentage of each Fund's average daily net assets). Pursuant to expense cap agreements, RMB has agreed to waive its respective management fees and/or reimburse each Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that each Fund's operating expenses do not exceed the expense limitation listed below. Expenses waived are netted against payable to adviser on the Statement of Assets and Liabilities. On a monthly basis, these accounts are settled by each Fund making payment to RMB or RMB reimbursing the Fund if the reimbursement amount exceeds the advisory fee. If the amount of fees waived exceeds the advisory fee earned, this is shown on the Statement of Assets and Liabilities as due from adviser. The expense cap agreements will continue in effect until November 1, 2019, with successive renewal terms of one year unless terminated by RMB or the Funds' Board of Directors prior to any such renewal.

IronBridge Funds	Annual Advisory Fees	Expense Limitation
IronBridge Small Cap	1.00%	1.10%
IronBridge SMID Cap	0.85%	0.95%
IronBridge Large Cap	0.65%	0.80%

Any waivers or reimbursements are subject to later adjustment to allow RMB to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that RMB shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

P/33

Notes to Financial Statements

IronBridge Funds, Inc.

December 31, 2018 (Unaudited)

(3) INVESTMENT ADVISER AND RELATED PARTIES — continued

The following table shows the waived or reimbursed expenses subject to potential recovery expiring on June 30:

Year Incurred	Expiration Year	IronBridge Small Cap	IronBridge SMID Cap	IronBridge Large Cap
2017	2020	$2,607	$2,065	$1,759
2018	2021	150,438	114,904	100,680
2019	2022	74,931	70,662	66,144
		$227,976	$187,631	$168,583

(4) INVESTMENT TRANSACTIONS

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended December 31, 2018 are summarized below:

	Purchases	Sales
IronBridge Small Cap	$4,662,107	$40,874,543
IronBridge SMID Cap	15,222,144	17,398,750
IronBridge Large Cap	6,136,374	6,253,369

(5) DIRECTORS FEES

The independent directors are paid a retainer of $25,000 per year plus $3,000 for each regular in person meeting and $1,000 for each telephonic meeting attended for their service on the Board. Independent directors are also compensated for any special meeting that they may be required to attend. Independent directors are reimbursed for any travel expenses incurred in all meetings.

(6) SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Funds' financial statements and have determined there is no impact to the Funds' financial statements or additional disclosures.

P/34

Additional Information

Directory of Fund Service Providers

INVESTMENT ADVISER

RMB Capital Management, LLC
One Parkview Plaza, Suite 700
Oakbrook Terrace, IL 60181

DISTRIBUTOR

Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

ADMINISTRATOR

U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

CUSTODIAN

U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

TRANSFER AGENT AND FUND ACCOUNTANT

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP
220 S 6th Street, Suite 1400
Minneapolis, MN 55402

LEGAL COUNSEL

Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, IL 60601

P/35

Additional Information (continued)

PROXY VOTING PROCEDURES

The Investment Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Company's Board of Directors. You may obtain a description of these procedures, free of charge, by calling toll-free 1-877-861-7714. This information is also available through the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

PROXY VOTING RECORD

Information regarding how the Funds voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-877-861-7714. This information is also available through the SEC's website at http://www.sec.gov.

FORM N-Q DISCLOSURE

The Company files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company's Form N-Q is available on the SEC's website at http://www.sec.gov. The Company's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. This information is also available, without charge, by calling toll-free 1-877-861-7714.

P/36

Privacy Notice

Protecting the privacy of Fund shareholders is important to us. The following is a description of the practices and policies through which the Funds maintain the confidentiality and protect the security of your non-public personal information.

WHAT INFORMATION WE COLLECT

In the course of providing services to you, we may collect the following types of "non-public personal information" about you:

•  Information we receive from you on applications or other forms, such as your name, address and social security number, the types and amounts of investments and bank account information, and

•  Information about your transactions with us, our affiliates and others, as well as other account data.

"Non-public personal information" is non-public information about you that we obtain in connection with providing a financial product or service to you, such as the information described in the above examples.

"Affiliates" include the Funds' investment adviser and companies that are related to IronBridge Funds, Inc. through common control or ownership. The Funds' investment adviser, RMB Capital Management, LLC, is an Affiliate of the Funds.

WHAT INFORMATION WE DISCLOSE

We do not disclose non-public personal information about you or any of our former shareholders to anyone, except as permitted by law. We are permitted by law to share any of the information we collect, as described above, with our affiliates. In addition, in the normal course of serving shareholders, information we collect may be shared with companies that perform various services such as transfer agents, custodians and broker-dealers. These companies will use this information only for the services for which we hired them and as allowed by applicable law.

CONFIDENTIALITY AND SECURITY PROCEDURES

To protect your personal information, we permit access only by authorized personnel. We maintain physical, electronic and procedural safeguards to protect the confidentiality, integrity and security of your non-public personal information.

We will continue to adhere to the privacy policies and practices in this notice even after your account is closed or becomes inactive.

ADDITIONAL RIGHTS

You may have other privacy protections under applicable state laws. To the extent those state laws apply, we will comply with them with respect to your non-public personal information.

P/37

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the

Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Incorporated by reference to the Registrant’s Form N-CSR filed March 7, 2012.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IronBridge Funds, Inc.

By:	/s/ Walter H. Clark
Walter H. Clark, President

Date:	March 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Walter H. Clark
Walter H. Clark, President

Date:	March 6, 2019

By	/s/ Maher Harb

Maher Harb, Chief Financial Officer and Treasurer

Date:	March 6, 2019

3